Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

16. Subsequent events.

AGC Biologics Agreement

On February 18, 2025, the Company and AGC Biologics S.p.A. (“AGC”) entered into a Project Change Order (“PCO”) n. 6 for Work Statement 02 (“WS02”), project number 1486-04, under the Master Service Agreement (“MSA”) dated January 20, 2023 and WS02 dated February 2, 2023. The change order consists of changes in the addition of one 24CF/48 L GMP LVV Manufacturing and Release process. The batch will be executed according to AGC platform process with an estimated timeline of six (6) months for completion, including reporting results. The activity is expected to be completed by June 2025, and the order is not cancellable. The cost of the service under this PCO, including the manufacturing and release of one additional batch, as well as materials, external testing, and other external costs, is estimated at approximately €0.6 million.

Mandatory Convertible Bond Financing

On March 12, 2025, the Company and Fondazione Enea Tech e Biomedical (“Enea”), a private law foundation subject to the supervision of the Ministry of Enterprises and Made in Italy, entered into a Subscription Agreement (the “Subscription Agreement”) providing for the subscription of a mandatory convertible bond loan denominated “MANDATORY CONVERTIBLE LOAN GENENTA 2025-2028” (the “Mandatory Convertible Bond”) by Enea, with an aggregate nominal value of up to €20 million and consisting of up to a total of 2,000 bonds (the “Convertible Bonds”), each with a nominal value of €10,000 (the “Nominal Value”), to be issued in two tranches by the Company at an issue price per unit equal to €10,000 for 100% of the Nominal Value. The Subscription Agreement contains certain representations and warranties and covenants of the parties and conditions precedent to the issuance of the Convertible Bonds, and the terms and conditions of the Mandatory Convertible Bond are governed by the Regulation of the Mandatory Convertible Bond Loan Denominated “Mandatory Convertible Loan Genenta 2025-2028” (the “Bond Regulation”).

The Convertible Bonds consist of two tranches: an initial tranche in the amount of €7,500,000 (the “First Tranche”) issued on March 19, 2025 (the “First Tranche Issue Date”) and a subsequent tranche in the amount of €12,500,000 (the “Second Tranche”) to be issued by September 19, 2026 (the “Second Tranche Issue Date” and, together with the First Tranche Issue Date, each an “Issue Date”). The issuance of the Second Tranche on the Second Tranche Issue Date is subject to a number of conditions precedent, including: (i) the Company’s achievement of safety and tolerability on the project on research and creation of new therapeutic products for the prevention and treatment of oncological pathologies and, in particular, for the development of Temferon cell and gene therapy for the clinical indication of renal cancer in a phase 1 and phase 2 clinical trial in the so-called Renal Cell Cancer Trial by using gene-based cytokine delivery to activate the immune system within the tumor (the “Project”), which is considered to have been achieved following verification and certification by an independent scientific advisor appointed by Enea (the “Scientific Advisor”), (ii) the approval by the Italian Medicines Agency (Agenzia Italiana del Farmaco) (“AIFA”) of the phase 2 clinical trial referred to in the Project and (iii) the completion of investment transactions in the Company’s share capital through the issuance of shares, convertible bonds, warrants or similar instruments for a total aggregate amount of €32,500,000.

The Convertible Bonds will automatically convert into ordinary shares of the Company (the “Conversion Shares”) on the earlier of (i) the occurrence of either (x) a Change of Control, which is defined as an acquisition by a person or group of persons not currently controlling the Company of more than 50% of the Company’s issued share capital with voting rights or a takeover bid and/or exchange offer launched on all of the Company’s outstanding ordinary shares and American depositary shares (“ADSs”) or (y) the completion of an Investment Round, which is defined as any further investment transactions in the Company’s share capital through the issuance of shares, convertible bonds, warrants or similar instruments for a total aggregate amount of €50,000,000 (the “Early Conversion Date” and, together with the Maturity Date, each a “Conversion Date”) and (ii) three years after the First Tranche Issue Date (the “Maturity Date”).

The Convertible Bonds will bear interest at a fixed annual nominal rate calculated on the Nominal Value before withholding tax, to be paid in arrears in a lump-sum amount no later than five business days after either the Early Conversion Date or the Maturity Date, with the Company having the option to pay Enea in (i) ordinary shares of the Company calculated at an interest rate equivalent to 6% on the Nominal Value or (ii) cash at an interest rate equivalent to 4% calculated on the Nominal Value.

Upon conversion of the Convertible Bonds at the Maturity Date, the conversion price (the “Ordinary Conversion Price”) will be determined as follows: (i) 55% of the Ordinary Conversion Price will be represented by the weighted average of the official prices of the Company’s ADSs recorded on the Nasdaq Capital Market in the 90 days preceding the Maturity Date; and (ii) 45% of the Ordinary Conversion Price will be represented by the fair market value of the Company’s ordinary shares determined by an independent financial advisor appointed by Enea (the “Advisor”), according to criteria used internationally for the valuation of companies comparable to the Company and, in particular, the criteria of the so-called “Free Cash Flow Method” and “Venture Capital Method” and, in any case, in compliance with the relevant provisions of Art. 2441(6) of the Italian Civil Code (“Fair Market Value”). A discount will be applied to the Ordinary Conversion Price equal to (i) 6% of the Ordinary Conversion Price, if the Ordinary Conversion Price is equal to or greater than 50% of the weighted average of the official prices of the ADSs recorded on the Nasdaq Capital Market during the 90 days preceding the First Tranche Issue Date; and (ii) 3% of the Ordinary Conversion Price, if the Ordinary Conversion Price is less than 50% of the weighted average of the official prices of the ADSs recorded on the Nasdaq Capital Market in the 90 days preceding the First Tranche Issue Date.

Upon conversion of the Convertible Bonds at the Early Conversion Date, the conversion price (the “Early Conversion Price” and, together with the Ordinary Conversion Price, each a “Conversion Price”) will be determined as follows: (a) in the event of a Change of Control: (i) 55% of the Early Conversion Price will be represented by the weighted average of the official prices of the Company’s ADSs recorded on the Nasdaq Capital Market in the 90 days preceding the Early Conversion Date; and (ii) 45% of the Early Conversion Price will be represented by the official price of the takeover and/or exchange offer; and (b) in the event that, from the First Tranche Issue Date and prior to the Conversion Date, an Investment Round occurs, a discount equal to 10% of the price of the shares actually applied in the subscription and payment of the portion of the capital increase relating to the Investment Round which resulted in the aggregate amount of the Investment Round of €50,000,000 being reached or exceeded will be applied to the Early Conversion Price. In no event will the Conversion Price exceed $17.64 per ordinary share of the Company.

The number of Conversion Shares that will be issued upon conversion of the Convertible Bonds (the “Conversion Ratio”) will be calculated by dividing the sum of the Nominal Value of and, if the Company decides to pay interest in ordinary shares as describe above, the accrued interest on the Convertible Bonds, divided by the Conversion Price. The Conversion Ratio is subject to adjustment upon certain extraordinary transactions as set forth in the Bond Regulation. Further, in no event will the application of the Conversion Ratio result in the allotment of a number of Conversion Shares representing an interest in the Company’s share capital on the Conversion Date in excess of 29%. In addition, the Bond Regulation provides that the Conversion Shares will be subject to a lock-up period of two years following the Conversion Date (the “Lock-Up Period”).

The Subscription Agreement provides that the Company and Enea will establish a project committee for the purpose of monitoring and overseeing the Company’s research and development project for new therapeutic products for the prevention and treatment of renal cell cancer by using gene-based cytokine delivery to activate the immune system within the tumor, which will remain in effect until the completion of the activities related to the phase 2 trial of the Project. In addition, upon Enea receiving the Conversion Shares, the Subscription Agreement provides that Enea will have the right, but not the obligation, to appoint an observer to the Company’s Board of Directors (the “Observer”) at any time for the duration of the Lock-Up Period. The Observer will have the right to attend and participate at the Company’s meetings of its Board of Directors, and access documents presented and exchanged at such meetings, but will not have any voting rights.

The Bond Regulation contains certain events of default that entitle Enea to demand the early redemption of the Convertible Bonds for a cash amount equal to 100% of the total amount thereof. These events of default include the Company’s failure to complete an investment of up to €7,500,000 in accordance with the Company’s operating plan (the “Plan”) for the Project, certain suspensions or interruptions of the Project, certain failures of the Company to comply with the Plan, certain failures of the Company to comply with its reporting obligations to Enea, the delisting of the Company’s ADSs, if the Company’s auditor expresses an adverse opinion or states that it cannot express an opinion on the Company’s financial statements, certain cross defaults in excess of €1,500,000 and certain material adverse changes in relation to the continuation of the Project.

The Convertible Bonds and the Conversion Shares have been and will be issued in offshore transactions exempt for registration pursuant to Regulation S under the Securities Act.

Proceeds from ATM

On March 20, 2025, the Company issued 856,602 ADSs for net proceeds of approximately €2,977,100 (or approximately $3,222,900), bringing the total number of ordinary shares outstanding to 19,146,468, pursuant to the Sales Agreement in place with Rodman & Renshaw and Virtu Capital.